MFS(R) /Sun Life Series Trust

                                High Yield Series

                             Strategic Income Series

                      Supplement to the Current Prospectus

Effective immediately, the applicable Portfolio Managers sections of the Prospectus are hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of the fund is set forth below. Further information regarding the fund's portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. The portfolio managers are primarily responsible for the day-to-day management of the fund.


High Yield Series

     Portfolio Manager              Primary Role            Since                Title and Five Year History
     -----------------              ------------            -----                ---------------------------
     John Addeo                  Portfolio Manager          2004                Vice President of MFS; employed in the
                                                                                investment management area of MFS since 1998.

     David P. Cole               Portfolio Manager         October              Vice President of MFS; employed in the
                                                             2006               investment management area of MFS since 2004.
                                                                                High Yield Analyst at Franklin Templeton
                                                                                Investments from 1999 to 2004.

Strategic Income Series

     Portfolio Manager              Primary Role            Since                Title and Five Year History
     -----------------              ------------            -----                ---------------------------
     James J. Calmas           Lead Portfolio Manager      October              Senior Vice President of MFS; employed in the
                                                            2005                investment management area of MFS since 1988.

     John Addeo                High Yield Corporate Debt   October              Vice President of MFS; employed in the
                                 Securities Portfolio       2006                investment management area of MFS
                                      Manager                                   since 1998.

     Robert D. Persons         Investment Grade            October              Vice Presidentof MFS; employed in the investment
                             Corporate Debt Securities      2005                management area of MFS since 2000.
                               Portfolio Manager

     Matthew W. Ryan           Emerging Markets Debt       October              Senior Vice President of MFS; employed in the
                              Securities Portfolio          2005                investment management area of MFS since 1997.
                                     Manager

     Erik S. Weisman          International Government     October              Vice President of MFS; employed in the
                                Securities Portfolio        2005                investment management area of MFS since 2002;
                                      Manager                                   Assistant to the U.S. Executive Director for the
                                                                                International Monetary Fund from 2000 to 2002.

                 The date of this Supplement is October 9, 2006.